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                    SUPPLEMENT DATED AUGUST 31, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 31, 2005
                          VAN KAMPEN SERIES FUND INC.,
                            ON BEHALF OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
              EACH AS PREVIOUSLY SUPPLEMENTED ON JANUARY 11, 2006,
              JANUARY 31, 2006, MARCH 21, 2006 AND APRIL 12, 2006

     The Statement of Additional Information is hereby amended as follows:

     (1) The first paragraph in the section entitled "FUND MANAGEMENT--OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS--EMERGING MARKETS FUND" is deleted in its entirety and replaced with the following:

     As of August 28, 2006, James Cheng managed six mutual funds with a total of approximately $3.9 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

     As of July 31, 2006, Paul Psaila managed five mutual funds with a total of approximately $3.6 billion in assets; one pooled investment vehicle other than mutual funds with approximately $411.1 million in assets; and three other accounts with approximately $503.8 million in assets.

     As of July 31, 2006, Eric Carlson managed five mutual funds with a total of approximately $3.6 billion in assets; no pooled investment vehicles other than mutual funds; and no other accounts.

     As of July 31, 2006, William Scott Piper managed five mutual funds with a total of approximately $3.7 billion in assets; no pooled investment vehicles other than mutual funds; and four other accounts with a total of approximately $1.4 billion in assets. Of these other accounts, two accounts with a total of approximately $567.3 million in assets had performance based fees.

     As of July 31, 2006, Ana Cristina Piedrahita managed five mutual funds with a total of approximately $3.7 billion in assets; no pooled investment vehicles other than mutual funds; and four other accounts with a total of approximately $1.4 billion in assets. Of these other accounts, two accounts with a total of approximately $567.3 million in assets had performance based fees.

     (2) The first line item in the section entitled "FUND
MANAGEMENT--SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS--EMERGING MARKETS FUND" is hereby deleted in its entirety and replaced with the following:

James Cheng--None
Paul Psaila--None
Eric Carlson--None*
William Scott Piper--None*
Ana Cristina Piedrahita--$100,001 to $500,000

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   PMSPTSAI 8/06